Wahed FTSE USA Shariah ETF
Schedule of Investments
February 29, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.9%
Administrative and Support Services — 0.2%
Baker Hughes Co.	18,894	$559,073
Robert Half International, Inc.	1,898	152,599
Rollins, Inc.	4,312	190,030
		901,702
Air Transportation — 0.1%
Delta Air Lines, Inc.	3,000	126,810
United Airlines Holdings, Inc. (a)	1,511	68,735
		195,545
Ambulatory Health Care Services — 0.1%
Laboratory Corp. of America Holdings	1,555	335,616
Quest Diagnostics, Inc.	1,947	243,161
		578,777
Apparel Manufacturing — 0.2%
Lululemon Athletica, Inc. (a)	2,066	965,008

Beverage and Tobacco Product Manufacturing — 1.2%
Keurig Dr. Pepper, Inc.	17,262	516,306
The Coca-Cola Co.	72,671	4,361,713
		4,878,019
Broadcasting (except Internet) — 0.1%
Liberty Broadband Corp. - Class A (a)	276	16,601
Liberty Broadband Corp. - Class C (a)	2,153	129,568
Liberty Media Corp. - Liberty Formula One - Class A (a)	432	28,318
Liberty Media Corp. - Liberty Formula One - Class C (a)	3,585	260,845
		435,332
Building Material and Garden Equipment and Supplies Dealers — 0.1%
Snap-on, Inc.	939	258,845

Chemical Manufacturing — 12.1%
Abbott Laboratories	32,288	3,830,648
Air Products & Chemicals, Inc.	4,122	964,713
Albemarle Corp.	2,074	285,901
Biogen, Inc. (a)	2,601	564,391
BioMarin Pharmaceutical, Inc. (a)	3,471	299,478
Bio-Techne Corp.	2,876	211,587
Bristol-Myers Squibb Co.	37,537	1,905,003
CF Industries Holdings, Inc.	3,561	287,444
Church & Dwight Co., Inc.	4,531	453,644
Dow, Inc.	13,173	736,107
DuPont de Nemours, Inc.	8,536	590,606
Eli Lilly & Co.	15,745	11,866,692
FMC Corp.	2,327	131,220
Gilead Sciences, Inc.	23,074	1,663,635
International Flavors & Fragrances, Inc.	4,749	358,549
Linde PLC (b)	8,971	4,026,364
Merck & Co., Inc.	47,114	5,990,545
Pfizer, Inc.	105,438	2,800,433
PPG Industries, Inc.	4,370	618,792
Regeneron Pharmaceuticals, Inc. (a)	1,887	1,823,012
The Estee Lauder Cos., Inc. - Class A	4,142	615,418
The Mosaic Co.	6,149	191,603
The Procter & Gamble Co.	43,794	6,960,618
West Pharmaceutical Services, Inc.	1,374	492,387
Westlake Chemical Corp.	576	79,897
		47,748,687
Clothing and Clothing Accessories Stores — 0.8%
Ross Stores, Inc.	6,234	928,617
The TJX Cos., Inc.	21,464	2,127,941
		3,056,558
Computer and Electronic Product Manufacturing — 24.3%
Advanced Micro Devices, Inc. (a)	29,735	5,724,880
Agilent Technologies, Inc.	5,435	746,552
Analog Devices, Inc.	9,291	1,782,200
Apple, Inc.	274,303	49,580,267
Bio-Rad Laboratories, Inc. - Class A (a)	378	123,183
Cisco Systems, Inc.	75,661	3,659,723
Danaher Corp.	12,183	3,084,005
Flex Ltd. (a)(b)	7,489	210,815
Fortive Corp.	6,565	558,878
GE Healthcare Technologies, Inc.	7,241	660,958
GlobalFoundries, Inc. (a)(b)	1,448	79,162
Hologic, Inc. (a)	4,233	312,395
HP, Inc.	16,094	455,943
IDEXX Laboratories, Inc. (a)	1,490	857,093
Illumina, Inc. (a)	2,919	408,164
Intel Corp.	78,407	3,375,421
Juniper Networks, Inc.	5,903	218,588
Lam Research Corp.	2,423	2,273,380
Marvell Technology, Inc.	15,937	1,142,045
Masimo Corp. (a)	790	101,547
Medtronic PLC (b)	24,760	2,063,994
Micron Technology, Inc.	20,376	1,846,269
NetApp, Inc.	3,901	347,657
NXP Semiconductors NV (b)	4,812	1,201,701
ON Semiconductor Corp. (a)	8,033	633,964
Qorvo, Inc. (a)	1,665	190,726
QUALCOMM, Inc.	20,792	3,280,770
Revvity, Inc.	2,279	249,756
Roper Technologies, Inc.	1,940	1,056,776
Teradyne, Inc.	2,851	295,335
Texas Instruments, Inc.	16,936	2,833,901
Thermo Fisher Scientific, Inc.	7,175	4,091,041
Trane Technologies PLC (b)	4,220	1,189,913
Trimble, Inc. (a)	4,565	279,332
Western Digital Corp. (a)	6,038	359,080
Zebra Technologies Corp. - Class A (a)	925	258,519
		95,533,933
Construction of Buildings — 0.5%
DR Horton, Inc.	5,786	864,660
Lennar Corp. - Class A	4,546	720,586
Lennar Corp. - Class B	221	32,569
PulteGroup, Inc.	3,993	432,761
		2,050,576
Couriers and Messengers — 0.8%
FedEx Corp.	4,324	1,076,546
United Parcel Service, Inc. - Class B	13,488	1,999,731
		3,076,277
Data Processing, Hosting and Related Services — 0.9%
Automatic Data Processing, Inc.	7,708	1,935,710
Fiserv, Inc. (a)	11,133	1,661,823
		3,597,533
Electrical Equipment, Appliance and Component Manufacturing — 0.3%
Generac Holdings, Inc. (a)	1,119	125,899
Hubbell, Inc.	998	379,909
Rockwell Automation, Inc.	2,127	606,365
		1,112,173
Fabricated Metal Product Manufacturing — 0.6%
Emerson Electric Co.	10,421	1,113,484
Nucor Corp.	4,636	891,503
Stanley Black & Decker, Inc.	2,834	253,048
		2,258,035
Food Manufacturing — 0.7%
Archer-Daniels-Midland Co.	9,957	528,816
Bunge Ltd. (b)	2,693	254,138
Mondelez International, Inc. - Class A	25,357	1,852,836
The JM Smucker Co.	1,888	226,881
WK Kellogg Co.	1,189	17,407
		2,880,078
Food Services and Drinking Places — 0.3%
Cintas Corp.	1,587	997,604

Funds, Trusts and Other Financial Vehicles — 0.1%
Garmin Ltd. (b)	2,843	390,486

General Merchandise Stores — 0.2%
Burlington Stores, Inc. (a)	1,183	242,633
Dollar Tree, Inc. (a)	3,761	551,663
		794,296
Health and Personal Care Stores — 0.2%
Ulta Beauty, Inc. (a)	891	488,767
Walgreens Boots Alliance, Inc.	13,349	283,800
		772,567
Leather and Allied Product Manufacturing — 0.6%
NIKE, Inc. - Class B	22,192	2,306,415

Machinery Manufacturing — 2.2%
Applied Materials, Inc.	15,590	3,143,256
Carrier Global Corp.	15,510	862,046
Cummins, Inc.	2,612	701,609
Dover Corp.	2,482	410,473
IDEX Corp.	1,401	330,496
Ingersoll Rand, Inc.	7,311	667,714
KLA Corp.	2,535	1,729,630
Pentair PLC (b)	3,051	237,337
Xylem, Inc.	4,411	560,418
		8,642,979
Merchant Wholesalers Durable Goods — 1.2%
Fastenal Co.	10,645	777,191
Genuine Parts Co.	2,484	370,762
Henry Schein, Inc. (a)	2,418	184,904
Johnson Controls International PLC (b)	12,328	730,681
LKQ Corp.	4,967	259,724
NEXTracker, Inc. - Class A (a)	1,281	72,043
Pool Corp.	665	264,750
STERIS PLC (b)	1,830	426,225
TE Connectivity Ltd. (b)	5,829	836,811
WW Grainger, Inc.	807	785,582
		4,708,673
Merchant Wholesalers Nondurable Goods — 0.8%
Cardinal Health, Inc.	4,571	511,861
Cencora, Inc.	3,011	709,392
LyondellBasell Industries NV - Class A (b)	4,806	481,946
McKesson Corp.	2,476	1,291,011
Vestis Corp.	2,163	40,578
		3,034,788
Mining (except Oil and Gas) — 0.5%
Martin Marietta Materials, Inc.	1,135	655,701
Newmont Corp.	21,522	672,562
Southern Copper Corp.	1,563	126,384
Vulcan Materials Co.	2,455	652,662
		2,107,309
Miscellaneous Manufacturing — 4.2%
3M Co.	10,059	926,635
Align Technology, Inc. (a)	1,414	427,622
Becton Dickinson and Co.	5,393	1,270,321
Boston Scientific Corp. (a)	26,876	1,779,460
DENTSPLY SIRONA, Inc.	3,911	127,811
Edwards Lifesciences Corp. (a)	11,029	936,031
Johnson & Johnson	44,951	7,254,192
ResMed, Inc.	2,702	469,391
Stryker Corp.	6,628	2,313,636
Teleflex, Inc.	854	190,263
The Cooper Cos., Inc.	3,534	330,782
Zimmer Biomet Holdings, Inc.	3,757	467,221
		16,493,365
Miscellaneous Store Retailers — 0.1%
Tractor Supply Co.	1,923	489,057

Motion Picture and Sound Recording Industries — 0.1%
Take-Two Interactive Software, Inc. (a)	3,066	450,487

Nonmetallic Mineral Product Manufacturing — 0.1%
Corning, Inc.	14,158	456,454

Oil and Gas Extraction — 1.1%
Coterra Energy, Inc.	13,167	339,445
Devon Energy Corp.	11,952	526,605
EOG Resources, Inc.	10,963	1,254,825
Marathon Oil Corp.	11,269	273,273
Occidental Petroleum Corp.	12,796	775,566
Pioneer Natural Resources Co.	4,338	1,020,254
		4,189,968
Other Information Services — 5.2%
Dayforce, Inc. (a)	2,739	191,073
Meta Platforms, Inc. - Class A	41,175	20,181,103
		20,372,176
Paper Manufacturing — 0.2%
International Paper Co.	6,441	227,754
Packaging Corp. of America	1,661	300,957
Westrock Co.	4,726	214,041
		742,752
Petroleum and Coal Products Manufacturing — 4.3%
Chevron Corp.	32,114	4,881,649
Exxon Mobil Corp.	75,546	7,896,068
Hess Corp.	5,176	754,402
Marathon Petroleum Corp.	7,068	1,196,118
Phillips 66	8,157	1,162,454
Valero Energy Corp.	6,329	895,300
		16,785,991
Primary Metal Manufacturing — 0.1%
Steel Dynamics, Inc.	2,883	385,803

Professional, Scientific and Technical Services — 9.1%
Alphabet, Inc. - Class A (a)	110,449	15,292,769
Alphabet, Inc. - Class C (a)	93,389	13,053,914
Amdocs Ltd. (b)	2,164	197,357
Charles River Laboratories (a)	917	233,092
Exact Sciences Corp. (a)	3,327	191,402
F5, Inc. (a)	1,091	204,257
Gartner, Inc. (a)	1,420	661,095
ICON PLC (a)(b)	1,500	480,930
Omnicom Group, Inc.	3,675	324,833
Palo Alto Networks, Inc. (a)	5,707	1,772,309
Paycom Software, Inc.	933	170,170
The Interpublic Group of Cos., Inc.	7,165	224,981
ServiceNow, Inc. (a)	3,784	2,918,751
		35,725,860
Publishing Industries (except Internet) — 18.9%
Adobe, Inc. (a)	8,524	4,775,827
Akamai Technologies, Inc. (a)	2,771	307,359
ANSYS, Inc. (a)	1,589	530,996
Autodesk, Inc. (a)	4,005	1,033,971
Cadence Design Systems, Inc. (a)	4,984	1,517,030
Electronic Arts, Inc.	5,040	702,979
Microsoft Corp.	138,505	57,291,208
News Corp. - Class A	6,437	173,027
News Corp. - Class B	2,152	60,234
Okta, Inc. (a)	2,830	303,659
PTC, Inc. (a)	2,121	388,164
salesforce.com, Inc. (a)	17,580	5,429,056
Synopsys, Inc. (a)	2,816	1,615,624
Tyler Technologies, Inc. (a)	724	316,489
Yandex NV - Class A (a)(b)(e)(f)	3,809	41,899
ZoomInfo Technologies, Inc. (a)	5,578	93,487
		74,581,009
Specialty Trade Contractors — 0.2%
Quanta Services, Inc.	2,678	646,764

Support Activities for Agriculture and Forestry — 0.2%
Corteva, Inc.	13,301	711,870

Support Activities for Mining — 1.3%
ConocoPhillips	22,342	2,514,369
Diamondback Energy, Inc.	3,325	606,879
Halliburton Co.	16,737	586,967
Schlumberger Ltd. (b)	26,577	1,284,466
		4,992,681
Support Activities for Transportation — 0.1%
JB Hunt Transport Services, Inc.	1,513	312,147

Telecommunications — 0.0% (c)
Twilio, Inc. - Class A (a)	3,138	186,993

Transit and Ground Passenger Transportation — 0.7%
Uber Technologies, Inc. (a)	36,329	2,888,156

Transportation Equipment Manufacturing — 3.2%
Aptiv PLC (a)(b)	5,040	400,630
Autoliv, Inc.	1,390	161,282
BorgWarner, Inc.	4,344	135,229
Lear Corp.	1,071	147,102
PACCAR, Inc.	9,535	1,057,336
Tesla, Inc. (a)	51,258	10,347,965
Westinghouse Air Brake Technologies Corp.	3,323	469,507
		12,719,051
Truck Transportation — 0.2%
Old Dominion Freight Line, Inc.	1,821	805,756

Utilities — 0.4%
Atmos Energy Corp.	2,750	310,503
Avangrid, Inc.	1,324	41,216
Constellation Energy Corp.	5,853	985,938
First Solar, Inc. (a)	1,951	300,239
		1,637,896
Wood Product Manufacturing — 0.1%
Builders FirstSource, Inc. (a)	2,262	441,497
TOTAL COMMON STOCKS (Cost $300,517,949)		389,297,928

Real Estate Investment Trusts (REITs) — 0.8%
Real Estate — 0.7%
Alexandria Real Estate Equities, Inc.	3,177	396,267
Net Lease Office Properties	237	5,780
Prologis, Inc.	17,034	2,270,121
		2,672,168
Wood Product Manufacturing — 0.1%
Weyerhaeuser Co.	13,141	451,788
TOTAL REITS (Cost $2,876,878)		3,123,956

TOTAL INVESTMENTS (Cost $303,394,827) — 99.7%		392,421,884
Other assets and liabilities, net — 0.3%		1,337,427
NET ASSETS — 100.0%		$393,759,311

Percentages are stated as a percent of net assets.
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Amount is less than 0.05%.
(d)	Value determined based on estimated fair value. The value of this security totals $41,899, which represents 0.01% of total net assets. Classified as Level 3 in the fair value hierarchy.
(e)	Security has been deemed illiquid according to the Fund's liquidity guidelines. The value of these securities total $41,899, which represents 0.01% of total net assets.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 29, 2024:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$389,256,029	$-	$41,899	$389,297,928
Real Estate Investment Trusts (REITs)*	3,123,956	-	-	3,123,956
Total Investments - Assets	$392,379,985	$-	$41,899	$392,421,884

* See the Schedule of Investments for industry classifications.